UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%**
	Shares	Value
CONSUMER DISCRETIONARY — 15.2%
Amazon.com *	33,845	$25,681,924
Comcast, Cl A	276,419	18,589,178
Dollar General	152,910	14,486,694
Home Depot	134,665	18,616,089
Macy’s	264,210	9,466,644
Omnicom Group	95,935	7,894,491
TJX	137,043	11,199,154
VF	121,344	7,575,506

		113,509,680

CONSUMER STAPLES — 5.2%
Colgate-Palmolive	112,000	8,336,160
CVS Health	138,196	12,813,533
PepsiCo	93,758	10,212,121
Walgreens Boots Alliance	89,750	7,112,688

		38,474,502

ENERGY — 3.8%
Anadarko Petroleum	219,812	11,986,348
EOG Resources	73,750	6,025,375
Kinder Morgan	517,696	10,524,760

		28,536,483

FINANCIALS — 14.3%
American Express	163,745	10,555,002
BlackRock, Cl A	33,855	12,399,394
Capital One Financial	170,335	11,426,072
Citigroup	181,058	7,932,151
JPMorgan Chase	234,666	15,011,584
Prudential Financial	179,515	13,515,684
Simon Property Group REIT	49,238	11,178,996
US Bancorp	304,590	12,844,560
Wells Fargo	250,518	12,017,349

		106,880,792

HEALTH CARE — 20.4%
Aetna	120,544	13,887,874
Allergan *	72,019	18,217,206
Cigna	57,915	7,468,718
Express Scripts Holding *	169,214	12,872,109
Johnson & Johnson	128,605	16,105,204
McKesson	46,075	8,964,352
Medtronic	248,758	21,798,664
Merck	189,592	11,121,467
Stryker	119,415	13,885,576
Thermo Fisher Scientific	65,095	10,339,690
UnitedHealth Group	120,365	17,236,268

		151,897,128

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 8.7%
Boeing	77,630	$10,376,026
Danaher	162,687	13,249,229
Fortive *	81,343	3,921,546
General Electric	560,734	17,461,257
Union Pacific	104,645	9,737,217
United Technologies	96,698	10,409,540

		65,154,815

INFORMATION TECHNOLOGY — 25.2%
Alliance Data Systems *	29,730	6,886,063
Alphabet, Cl A *	10,357	8,195,909
Alphabet, Cl C *	33,808	25,991,252
Apple	198,900	20,727,369
Automatic Data Processing	226,309	20,130,186
Cisco Systems	463,801	14,159,844
EMC	470,215	13,297,680
Fidelity National Information Services	123,318	9,807,480
Fiserv *	112,536	12,419,473
Microsoft	389,933	22,101,402
Oracle	391,990	16,087,270
QUALCOMM	136,570	8,546,551
Visa, Cl A	126,378	9,863,803

		188,214,282

MATERIALS — 1.5%
Praxair	93,108	10,850,806

TELECOMMUNICATION SERVICES — 1.5%
Verizon Communications	195,900	10,854,819

UTILITIES — 1.3%
NextEra Energy	75,865	9,732,721

TOTAL COMMON STOCK (Cost $507,187,124)		724,106,028

CASH EQUIVALENT (A) — 2.7%
AIM Short-Term Investment Company Liquid Assets Portfolio, Cl Institutional, 0.450% (Cost $20,640,833)	20,640,833	20,640,833

TOTAL INVESTMENTS — 99.8% (Cost $527,827,957)†		$744,746,861

Percentages are based on Net Assets of $745,936,757.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl	Class

REIT	Real Estate Investment Trust

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $527,827,957, and the unrealized appreciation and depreciation were $229,565,621 and $(12,646,717) respectively.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JULY 31, 2016
(Unaudited)

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2016, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JULY 31, 2016
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%**
	Shares	Value
CONSUMER DISCRETIONARY — 22.0%
AutoNation *	49,953	$2,664,993
AutoZone *	12,411	10,102,182
BorgWarner	39,315	1,304,472
Carter’s	34,844	3,527,955
Delphi Automotive	41,936	2,844,099
Dick’s Sporting Goods	42,552	2,182,492
Discovery Communications, Cl C *	82,946	2,035,495
Dollar Tree *	79,709	7,675,180
Foot Locker	59,666	3,557,287
GameStop, Cl A	57,276	1,772,692
Hanesbrands	69,225	1,845,539
LKQ *	92,274	3,173,303
Marriott International, Cl A	64,445	4,620,706
Mohawk Industries *	19,272	4,026,692
O’Reilly Automotive *	14,415	4,189,431
Ross Stores	91,272	5,643,348
Tractor Supply	40,548	3,716,224
Ulta Salon Cosmetics & Fragrance *	10,792	2,818,978
Whirlpool	25,979	4,997,320

		72,698,388

CONSUMER STAPLES — 5.7%
Brown-Forman, Cl B	36,539	3,587,764
Church & Dwight	44,865	4,407,538
Monster Beverage *	50,878	8,172,533
Sprouts Farmers Market *	112,162	2,594,307

		18,762,142

ENERGY — 1.5%
Concho Resources *	23,280	2,891,376
EQT	30,758	2,241,028

		5,132,404

FINANCIALS — 6.1%
Ameriprise Financial	37,465	3,590,646
Equinix	14,184	5,288,788
Intercontinental Exchange	14,415	3,808,443
Jones Lang LaSalle	22,587	2,472,599
T Rowe Price Group	34,535	2,441,279
TD Ameritrade Holding	85,105	2,583,788

		20,185,543

HEALTH CARE — 17.5%
Acadia Healthcare *	87,263	4,930,359
Aetna	45,713	5,266,595
Alkermes *	54,270	2,708,073
AmerisourceBergen, Cl A	58,587	4,991,027
Cardinal Health	34,921	2,919,396

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JULY 31, 2016
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Edwards Lifesciences *	28,677	$3,284,090
Envision Healthcare Holdings *	123,803	3,044,316
HCA Holdings *	58,432	4,506,860
HealthSouth	86,878	3,740,098
Humana	16,959	2,926,275
Jazz Pharmaceuticals *	14,184	2,141,358
Ligand Pharmaceuticals *	13,953	1,881,981
Medivation *	92,197	5,899,686
MEDNAX *	44,017	3,033,211
Team Health Holdings *	44,402	1,813,378
Universal Health Services, Cl B	36,848	4,772,921

		57,859,624

INDUSTRIALS — 9.2%
AMETEK	89,576	4,212,759
B/E Aerospace	42,013	2,009,692
HD Supply Holdings *	109,387	3,958,716
Hubbell, Cl B	20,737	2,236,071
IHS Markit *	66,348	2,304,929
Kansas City Southern	24,128	2,318,942
Pentair	32,454	2,071,214
Rexnord *	74,467	1,585,403
Roper Technologies	30,681	5,226,815
Stericycle *	31,760	2,866,975
Wabtec	23,512	1,610,572

		30,402,088

INFORMATION TECHNOLOGY — 28.7%
Alliance Data Systems *	34,844	8,070,567
Amphenol, Cl A	56,120	3,340,262
ANSYS *	32,300	2,886,328
Cardtronics *	93,609	4,117,860
Check Point Software Technologies *	41,473	3,188,444
Citrix Systems *	24,899	2,219,248
Cognizant Technology Solutions, Cl A *	144,616	8,313,974
EPAM Systems *	69,995	4,916,449
Euronet Worldwide *	64,291	4,902,832
Fidelity National Information Services	70,227	5,585,153
Fiserv *	97,516	10,761,866
Global Payments	51,032	3,810,049
Microchip Technology	91,888	5,112,648
NXP Semiconductors *	69,533	5,847,030
PTC *	74,929	2,976,929
Sabre	91,888	2,678,535
Skyworks Solutions	56,428	3,725,377
TE Connectivity	55,503	3,345,721
Vantiv, Cl A *	118,484	6,489,369
WEX *	28,214	2,643,087

		94,931,728

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JULY 31, 2016
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 4.5%
Ashland	20,428	$2,313,267
Berry Plastics Group *	97,439	3,994,999
Crown Holdings *	53,730	2,846,078
FMC	39,160	1,861,667
International Flavors & Fragrances	27,829	3,708,214

		14,724,225

TELECOMMUNICATION SERVICES — 1.4%
SBA Communications, Cl A *	40,933	4,707,295

TOTAL COMMON STOCK (Cost $299,419,762)		319,403,437

CASH EQUIVALENT(A) — 3.9%
AIM Short-Term Investment Company Liquid Assets Portfolio, Cl Institutional, 0.450% (Cost $12,980,555)	12,980,555	12,980,555

TOTAL INVESTMENTS — 100.5% (Cost $312,400,317)†		$332,383,992

Percentages are based on Net Assets of $330,566,595.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of July 31, 2016.

Cl	Class

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $312,400,317, and the unrealized appreciation and depreciation were $31,123,427 and $(11,139,752) respectively.

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2016, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-0400

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 59.8%
	Shares	Value
CONSUMER DISCRETIONARY — 7.3%
Amazon.com *	2,100	$1,593,501
Comcast, Cl A	40,375	2,715,219
Home Depot	18,175	2,512,512
Regal Entertainment Group, Cl A	69,650	1,638,168
Tupperware Brands	64,375	4,035,025
VF	44,225	2,760,966
Walt Disney	11,000	1,055,450

		16,310,841

CONSUMER STAPLES — 4.3%
Kellogg	44,175	3,653,714
PepsiCo	29,900	3,256,708
Walgreens Boots Alliance	34,500	2,734,125

		9,644,547

ENERGY — 3.7%
Kinder Morgan	175,475	3,567,407
Occidental Petroleum	63,500	4,745,355

		8,312,762

FINANCIALS — 13.2%
Ares Capital	192,300	2,911,422
BankUnited	88,475	2,656,020
Golub Capital	138,925	2,645,132
Hercules Capital	263,600	3,495,336
JPMorgan Chase	57,700	3,691,069
Navient	156,745	2,225,779
New Mountain Finance	74,313	992,821
Prudential Financial	50,200	3,779,558
US Bancorp	95,225	4,015,638
Weyerhaeuser REIT	94,915	3,105,619

		29,518,394

HEALTH CARE — 7.1%
Allergan *	4,600	1,163,570
Johnson & Johnson	33,775	4,229,643
Merck	65,900	3,865,694
Novartis ADR	31,725	2,641,423
Pfizer	110,450	4,074,501

		15,974,831

INDUSTRIALS — 7.3%
Boeing	26,300	3,515,258
General Electric	117,300	3,652,722
Lockheed Martin	13,850	3,500,310
Union Pacific	30,150	2,805,458
United Parcel Service, Cl B	27,120	2,931,672

		16,405,420

INFORMATION TECHNOLOGY — 12.5%
Alphabet, Cl A *	3,150	2,492,721
Apple	41,050	4,277,820
Automatic Data Processing	37,150	3,304,493

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cisco Systems	117,575	$3,589,565
Intel	62,195	2,168,118
Microchip Technology	48,744	2,712,116
Microsoft	75,450	4,276,506
Paychex	50,975	3,021,798
Visa, Cl A	27,925	2,179,546

		28,022,683

MATERIALS — 1.1%
Praxair	21,825	2,543,486

TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications	26,100	1,446,201

UTILITIES — 2.6%
NextEra Energy	20,804	2,668,945
NRG Yield, Cl A	49,750	854,705
NRG Yield, Cl C	134,275	2,408,894

		5,932,544

TOTAL COMMON STOCK (Cost $124,989,722)		134,111,709

CORPORATE OBLIGATIONS — 27.2%
	Face Amount	Value
CONSUMER DISCRETIONARY — 4.0%
Goodyear Tire & Rubber
5.125%, 11/15/23	2,250,000	2,379,375
Regal Entertainment Group
5.750%, 03/15/22	2,000,000	2,080,000
Sirius XM Radio
6.000%, 07/15/24(A)	750,000	797,813
5.875%, 10/01/20(A)	1,250,000	1,295,312
Speedway Motorsports
5.125%, 02/01/23	1,835,000	1,876,288
Tenneco
5.375%, 12/15/24	630,000	666,225

		9,095,013

ENERGY — 5.6%
Chesapeake Energy
8.000%, 12/15/22(A)	847,000	736,890
DCP Midstream
6.750%, 09/15/37(A)	1,500,000	1,406,250
Genesis Energy
6.000%, 05/15/23	1,700,000	1,691,500
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,666,896
Linn Energy
6.500%, 05/15/19(B)	500,000	85,000
Regency Energy Partners
5.500%, 04/15/23	3,265,000	3,383,915
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,281,250
5.625%, 03/01/25	750,000	765,705

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Targa Resources Partners
5.000%, 01/15/18	$1,500,000	$1,511,250

		12,528,656

FINANCIALS — 5.9%
Ally Financial
3.750%, 11/18/19	2,000,000	2,032,500
Ares Capital
3.875%, 01/15/20	2,500,000	2,598,815
Bank of America MTN
3.950%, 04/21/25	3,250,000	3,367,013
Navient MTN
4.875%, 06/17/19	500,000	502,500
4.625%, 09/25/17	425,000	432,437
Sabra Health Care
5.500%, 02/01/21	2,000,000	2,085,000
Wells Fargo MTN
4.100%, 06/03/26	2,000,000	2,162,642

		13,180,907

HEALTH CARE — 2.7%
Fresenius US Finance II
4.500%, 01/15/23(A)	2,000,000	2,112,500
HCA
6.500%, 02/15/20	1,150,000	1,266,437
5.000%, 03/15/24	1,250,000	1,312,500
Universal Health Services
4.750%, 08/01/22(A)	500,000	515,000
3.750%, 08/01/19(A)	750,000	770,625

		5,977,062

INDUSTRIALS — 2.1%
Masco
4.450%, 04/01/25	2,750,000	2,921,875
United Rentals North America
6.125%, 06/15/23	1,650,000	1,727,344

		4,649,219

INFORMATION TECHNOLOGY — 2.6%
CommScope Technologies Finance
6.000%, 06/15/25(A)	2,000,000	2,110,000
NXP BV
4.625%, 06/01/23(A)	1,000,000	1,035,630
4.625%, 06/15/22(A)	1,000,000	1,027,500
Sanmina
4.375%, 06/01/19(A)	1,750,000	1,798,125

		5,971,255

MATERIALS — 0.9%
NOVA Chemicals
5.000%, 05/01/25(A)	2,000,000	2,030,000

TELECOMMUNICATION SERVICES — 3.4%
Frontier Communications
9.250%, 07/01/21	2,000,000	2,176,480
Level 3 Financing
5.250%, 03/15/26(A)	2,000,000	2,092,500
Sprint Communications
6.000%, 12/01/16	1,000,000	1,008,750

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Verizon Communications
3.500%, 11/01/24	$2,250,000	$2,424,442

		7,702,172

TOTAL CORPORATE OBLIGATIONS (Cost $59,630,700)		61,134,284

EXCHANGE TRADED FUNDS — 5.4%
	Shares	Value
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	115,880	1,895,797
PIMCO 0-5 Year High Yield Corporate Bond ETF	36,990	3,612,073
PowerShares Senior Loan Portfolio	284,285	6,595,412

TOTAL EXCHANGE TRADED FUNDS (Cost $12,584,509)		12,103,282

PREFERRED STOCK — 1.0%
FINANCIALS — 1.0%
Wells Fargo, 7.500% (Cost $2,066,538)	1,700	2,263,142

U.S. TREASURY OBLIGATION — 0.9%
	Face Amount	Value
U.S.Treasury Bond
2.500%, 02/15/45
(Cost $1,910,798)	2,000,000	2,130,938

CASH EQUIVALENTS (C) — 5.4%
	Shares	Value
AIM Short-Term Investment Company Liquid Assets Portfolio, Cl Private, 0.450%	2,945,219	2,945,219

AIM Short-Term Investment Company Liquid Assets Portfolio, Cl Institutional, 0.450%)	9,131,950	9,131,950

TOTAL CASH EQUIVALENTS (Cost $12,077,169)		12,077,169

TOTAL INVESTMENTS — 99.7% (Cost $213,259,436)		$223,820,524

WRITTEN EQUITY OPTIONS *† — (0.1)%
	Contracts	Value
Allergan, Expires 9/17/2016, Strike Price $270.00	(46)	(18,860)
Alphabet, Expires 9/17/2016, Strike Price $800.00	(31)	(46,500)
Amazon.com, Expires 9/17/2016, Strike Price $780.00	(21)	(28,896)

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2016
(Unaudited)

WRITTEN EQUITY OPTIONS — continued
	Contracts	Value
Cisco Systems, Expires 8/20/2016, Strike Price $30.00	(445)	$(48,505)
Comcast, Expires 8/20/2016, Strike Price $65.00	(180)	(47,340)
JPMorgan Chase, Expires 8/20/2016, Strike Price $67.50	(125)	(875)
Occidental Petroleum, Expires 8/20/2016, Strike Price $82.50	(125)	(500)
Regal Entertainment Group, Expires 8/20/2016, Strike Price $22.50	(696)	(97,440)
Verizon Communications, Expires 8/20/2016, Strike Price $57.50	(261)	(2,088)
Visa, Expires 8/20/2016, Strike Price $85.00	(100)	(100)
Walt Disney, Expires 9/17/2016, Strike Price $105.00	(110)	(2,090)

TOTAL WRITTEN OPTIONS — (0.1)% (Premiums Received $166,747)		(293,194)

Percentages are based on Net Assets of $224,437,819.

*	Non-income producing security.

†	For the period ended July 31, 2016, the total amount of all open written options, as presented in the Schedule of Investments, are representative of the volume of activity of this derivative type during the period.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” At July 31, 2016, the value of such securities amounted to $17,728,145 or 7.9% of net assets.

(B)	Security in default on interest payments.

(C)	The rate reported is the 7-day effective yield as of July 31, 2016.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $213,259,436, and the unrealized appreciation and depreciation were $15,697,764 and $(5,136,676) respectively.

ADR	— American Depositary Receipt

Cl	— Class

ETF	— Exchange Traded Fund

MTN	— Medium Term Note

REIT	— Real Estate Investment Trust

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$134,111,709	$—	$—	$134,111,709
Corporate Obligations	—	61,134,284	—	61,134,284
Exchange Traded Funds	12,103,282	—	—	12,103,282
Preferred Stock	2,263,142	—	—	2,263,142
U.S. Treasury Obligation	2,130,938	—	—	2,130,938
Cash Equivalents	12,077,169	—	—	12,077,169

Total Investments in Securities	$162,686,240	$61,134,284	$—	$223,820,524

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(293,194)	$—	$—	$(293,194)

Total Liabilities	$(293,194)	$—	$—	$(293,194)

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2016
(Unaudited)

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016